SHARE-BASED COMPENSATION - Additional Information (Details) ¥ in Thousands					1 Months Ended	12 Months Ended
	May 03, 2019 shares	Jan. 31, 2019 shares	Nov. 28, 2018 shares	Dec. 19, 2017 shares	Jun. 30, 2018 shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 CNY (¥) $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 CNY (¥) $ / shares	Dec. 31, 2017 CNY (¥)	Mar. 31, 2019 shares
Share based Payment Award Expiration Period				6 years
Share BasedPayment Award VestingPeriod				4 years
Share Based Payment Award Vesting Rights				Half (1/2) of which vest upon the second anniversary of the stated vesting commencement date and one-fourth (1/4) of the remaining will vest upon the third and four anniversaries of the stated vesting commencement date
Options Grants In Period						16,097,050		17,561,500
Restricted Stock Units Grants In Period						18,257,040		19,800,000
Stock Option, fair value of the underlying stock | $ / shares							$ 0.46		$ 0.81
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options | ¥						¥ 137,487	$ 137,487	¥ 181,059	$ 181,059
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition						2 years 7 months 6 days		3 years 8 months 19 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period						3,036,290		0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options | ¥						¥ 138,441	$ 138,441	¥ 114,686	$ 114,686
Employee Stock Option [Member]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition						1 year 11 months 19 days		3 years 25 days
Allocated Share-based Compensation Expense | ¥						¥ 66,190		¥ 48,298		¥ 1,856
Restricted Stock Units (RSUs) [Member]
Allocated Share-based Compensation Expense | ¥						¥ 62,007		¥ 6,002		¥ 152
Directors And Employees [Member]
Options Grants In Period		4,968,000	5,540,000	73,225,200	12,021,500
Restricted Stock Units Grants In Period		14,925,000	19,800,000	5,000,000
Independent Directors [Member]
Options Grants In Period	720,000
Non Employee [Member] | Employee Stock Option [Member]
Options Grants In Period						10,409,050
Non Employee [Member] | Restricted Stock Units (RSUs) [Member]
Restricted Stock Units Grants In Period						3,332,040
Two Thousand Nineteen
Number of shares authorized and reserved for the issuance											227,401,861